Other Assets and Other Liabilities - Schedule of Components of Accounts Payable, Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and accrued expenses	$ 49,699	$ 19,651	$ 10,188
Real estate taxes payable	49,618	14,842	6,513
Intangible liabilities, net	41,308	32,656	6,701
Distributions payable	24,756	8,682	4,216
Tenant security deposits	21,095	9,842	3,547
Right of use liability - operating lease	12,514	6,390	0
Accrued interest expense	10,091	7,309	1,993
Deferred tax liability	9,764	1,229
Deferred income	7,323	$ 11,111	$ 6,707
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Other Liabilities	Other Liabilities
Derivative instruments	952	$ 5,167	$ 0
Other	3,088	193	8,114
Total	$ 230,208	117,072	$ 47,979
Previously Reported [Member]
Other		$ 1,422